Earnings Per Common Share Applicable To Common Shareholders Of Parent (Narrative) (Detail) (Preferred Stock [Member], Preferred Stock, Class 11 [Member], JPY ¥)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Preferred Stock [Member] | Preferred Stock, Class 11 [Member]
Earnings Per Share Basic [Line Items]
Conversion price	¥ 865.9	¥ 865.9	¥ 865.9